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                                SUPPLEMENT TO THE
                         LAUDUS MARKETMASTERS FUNDS(TM)
                             DATED FEBRUARY 28, 2005
                            AS AMENDED MARCH 1, 2005


Effective September 26, 2005, in "The funds' investment managers" section, under Laudus International MarketMasters Fund, the biography for Lynne Schroeder of American Century Global Investment Management, Inc. is deleted.

Please retain this supplement for your records.


                                                           [CHARLES SCHWAB LOGO]


(C)2005 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG33511 (09/05)